Discontinued operations - Summary of Gains and Losses on Financial Assets and Financial Liabilities Classified at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Gains Or Losses Included In Profit Or Loss Financial Assets And Liabilities Relating to Discontinued Operations [Line Items]
Trading	€ 469	€ (2,930)
Designated	(35,054)	€ 25,591
Discontinued operations [member]
Disclosure Of Gains Or Losses Included In Profit Or Loss Financial Assets And Liabilities Relating to Discontinued Operations [Line Items]
Trading	(6,495)
Designated	€ (4,031)